Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Retained Earnings (Accumulated Deficit)	Deferred Compensation	Common Stock Held By Deferred Compensation Trust	Accumulated other comprehensive loss
Balance, shares at Dec. 31, 2019		5,912,300
Balance, amount at Dec. 31, 2019	$ 134,120	$ 59,813	$ 70,663	$ 1,588	$ (1,588)	$ 3,644
Common stock repurchase, shares		(126,800)
Common stock repurchase, amount	(2,999)	$ (2,999)	0	0	0	0
Cash dividends declared on common stock	(4,392)	$ 0	(4,392)	0	0	0
Restricted stock units exercised, shares		2,004
Restricted stock units exercised, amount	57	$ 57	0	0	0	0
Equity incentive plan, net	0	0	0	208	(208)	0
Net earnings	11,357	0	11,357	0	0	0
Change in accumulated other comprehensive income, net of tax	1,756	$ 0	0	0	0	1,756
Balance, shares at Dec. 31, 2020		5,787,504
Balance, amount at Dec. 31, 2020	139,899	$ 56,871	77,628	1,796	(1,796)	5,400
Common stock repurchase, shares		(127,597)
Common stock repurchase, amount	(3,605)	$ (3,605)	0	0	0	0
Cash dividends declared on common stock	(3,793)	$ 0	(3,793)			0
Restricted stock units exercised, shares		1,662
Restricted stock units exercised, amount	39	$ 39	0	0	0	0
Equity incentive plan, net	0	0	0	196	(196)	0
Net earnings	15,133	0	15,133	0	0	0
Change in accumulated other comprehensive income, net of tax	(5,304)	$ 0	0	0	0	(5,304)
Balance, shares at Dec. 31, 2021		5,661,569
Balance, amount at Dec. 31, 2021	142,369	$ 53,305	88,968	1,992	(1,992)	96
Common stock repurchase, shares		(26,200)
Common stock repurchase, amount	(710)	$ (710)	0	0	0	0
Cash dividends declared on common stock	(4,935)	$ 0	(4,935)			0
Restricted stock units exercised, shares		1,461
Restricted stock units exercised, amount	41	$ 41	0	0	0	0
Equity incentive plan, net	0	0	0	189	(189)	0
Net earnings	16,123	0	16,123	0	0	0
Change in accumulated other comprehensive income, net of tax	(47,693)	$ 0	0	0	0	(47,693)
Balance, shares at Dec. 31, 2022		5,636,830
Balance, amount at Dec. 31, 2022	$ 105,195	$ 52,636	$ 100,156	$ 2,181	$ (2,181)	$ (47,597)